FINANCIAL RISK MANAGEMENT - Schedule of maximum amount of the credit risk at the reporting dates (Details) - Credit risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other non-current financial assets
CREDIT RISK
Maximum amount of credit risk	$ 68.7	$ 55.6
Promissory notes
CREDIT RISK
Maximum amount of credit risk	0.0	4.2
Cross currency swaps
CREDIT RISK
Maximum amount of credit risk	1.5	0.0
Foreign exchange derivatives
CREDIT RISK
Maximum amount of credit risk	0.5	2.2
Hold-to-collect accounts receivable
CREDIT RISK
Maximum amount of credit risk	750.8	630.7
Available for sale receivables
CREDIT RISK
Maximum amount of credit risk	58.5	36.2
Other interest-free receivables
CREDIT RISK
Maximum amount of credit risk	134.3	127.5
Promissory notes
CREDIT RISK
Maximum amount of credit risk	4.4	7.0
Foreign exchange derivatives
CREDIT RISK
Maximum amount of credit risk	22.3	44.5
Cash and cash equivalents
CREDIT RISK
Maximum amount of credit risk	$ 652.3	$ 345.4